Nature of business, basis of presentation and summary of significant accounting policies (10K) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash in bank		$ 775		$ 945
Money market funds
Cash and cash equivalents	$ 358	$ 775	$ 641	$ 945	$ 486